Share-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

(8) Share-based Compensation

For the three months ended March 31, 2024 and 2023, ARCA recognized the following non-cash, share-based compensation expense in the statements of operations (in thousands):

	Three Months Ended March 31,
	2024	2023
General and administrative	$114	$163
Research and development	—	41
Total	$114	$204

Stock option transactions for the three months ended March 31, 2024 under ARCA’s stock incentive plans were as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Options outstanding – December 31, 2023	616,707	$4.76	7.35
Granted	42,000	1.64
Exercised	—	—
Forfeited and cancelled	(12,862)	17.45
Options outstanding – March 31, 2024	645,845	$4.30	6.82
Options exercisable – March 31, 2024	502,517	$4.71	6.55
Options vested and expected to vest – March 31, 2024	645,816	$4.30	6.82

(8) Share-based Compensation

Stock Plans

ARCA’s equity incentive plan, the 2020 Equity Incentive Plan (the “Equity Plan”), was approved by stockholders on December 10, 2020. The maximum number of shares issuable under this plan is 1,167,425 shares.

The Equity Plan provides for the granting of stock options (including indexed options), restricted stock units, stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, performance shares, performance units and deferred stock units. Under the Equity Plan, awards may be granted to employees, directors and consultants of ARCA, except for incentive stock options, which may be granted only to employees. As of December 31, 2023, options to purchase 601,900 shares with a weighted average exercise price of $3.45 per share were outstanding under the Equity Plan, and 459,718 shares were reserved for future awards.

In general, the Equity Plan authorizes the grant of stock options that vest at rates set by the Board of Directors or the Compensation Committee thereof. Generally, stock options granted by ARCA under the equity incentive plans become exercisable ratably for a period of three to four years from the date of grant and have a maximum term of ten years. The exercise prices of stock options under the equity incentive plan generally meet the following criteria: the exercise price of incentive stock options must be at least 100% of the fair market value on the grant date and exercise price of options granted to 10% (or greater) stockholders must be at least 110% of the fair market value on the grant date.

In conjunction with the adoption of the Equity Plan, ARCA discontinued grants under the 2013 Plan, effective December 10, 2020. As of December 31, 2023, options to purchase 14,807 shares with a weighted average exercise price of $57.73 per share were outstanding under the 2013 plan.

ARCA did not grant options in 2023. ARCA granted options to purchase an aggregate of 60,000 shares of ARCA common stock in the year ended December 31, 2022. The fair values of employee stock options granted in the year ended December 31, 2022 were estimated at the date of grant using the Black-Scholes model with the following assumptions and had the following estimated weighted average grant date fair value per share:

Year Ended December 31, 2022
Expected term	5.5 years
Expected volatility	107%
Risk-free interest rate	3.56%
Expected dividend yield	0%
Weighted-average grant date fair value per share	$1.87

A summary of ARCA’s stock option activities for the years ended December 31, 2023 and 2022, and related information as of December 31, 2023, is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding – December 31, 2021	904,123	$5.59
Granted	60,000	2.31
Exercised	—	—
Forfeited and cancelled	(259,163)	4.74
Options outstanding – December 31, 2022	704,960	$5.62	8.29	$18
Granted	—	—
Exercised	—	—
Forfeited and cancelled	(88,253)	11.68
Options outstanding – December 31, 2023	616,707	$4.76	7.35	$—
Options exercisable – December 31, 2023	463,068	$5.28	7.29	$—
Options vested and expected to vest – December 31, 2023	616,661	$4.76	7.35	$—

The aggregate intrinsic value in the table above represents the total intrinsic value, based on ARCA’s closing price as of December 31 of the respective year, which would have been received by the option holders had all the option holders with in-the-money options exercised as of that date. As of December 31, 2023, the unrecognized compensation expense related to unvested options, excluding estimated forfeitures, was $367,000 which is expected to be recognized over a weighted average period of 1.1 years. ARCA recognizes compensation costs for its share-based awards on a straight-line basis over the requisite service period for the entire award, as adjusted for expected forfeitures.

Restricted Stock Units

ARCA granted restricted stock units (“RSUs”) under the Equity Plan to employees during 2022. The fair value of RSU awards is the closing price of ARCA common stock on the date of the grant and is recognized as compensation expense on a straight-line basis over the respective vesting period. The stock awards granted had a requisite service period of one year.

A summary of RSU activity for the year ended December 31, 2023 is presented below:

Restricted Stock Units Outstanding
	Number of Shares	Weighted Average Grant Date Fair Value
RSUs outstanding – December 31, 2021	—	$—
Granted	91,000	2.21
Vested and released	—	—
Forfeited and cancelled	—	—
RSUs outstanding – December 31, 2022	91,000	$2.21
Granted	—	—
Vested and released	(91,000)	2.21
Forfeited and cancelled	—	—
RSUs outstanding – December 31, 2023	—	$—

As of December 31, 2023, there was no unrecognized compensation cost related to unvested stock awards.

Non-cash Stock-based Compensation

For the years ended December 31, 2023 and 2022, ARCA recognized the following non-cash, share-based compensation expense (in thousands):

	Years Ended December 31,
	2023	2022
General and administrative	$526	$423
Research and development	160	133
Total	$686	$556

ARCA did not recognize any tax benefit related to employee stock-based compensation cost as a result of the full valuation allowance on its net deferred tax assets.